FIXED INCOME SHARES

CONTENTS
                         Letter to Shareholders ......................   1-2
                         Performance Summary .........................   3-4
                         Schedule of Investments .....................   5-19
                         Statements of Assets and Liabilities ........   20
                         Statements of Operations ....................   21
                         Statements of Changes in Net Assets .........   22-23
                         Financial Highlights ........................   24
                         Notes to Financial Statements ...............   25-31
                         Report of Independent Accountants ...........   32
                         Tax Information .............................   33
                         Board of Trustees Information ...............   34

                                                                       P I M C O
                                                                        ADVISORS

                             LETTER TO SHAREHOLDERS

                                                                December 9, 2002

Dear Shareholder:

We are pleased to provide you with the annual report of Fixed Income SHares ("the Trust") for the period ended October 31, 2002. The two series of the Trust, Series C and Series M, are used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for managed accounts.

Since last October, the economy has emerged from recession, with help from an accommodative Federal Reserve and renewed federal budget deficit spending. Still, the recovery has been modest, as heightened geopolitical risk and corporate accounting concerns have fueled uncertainty in the financial markets. This shallow recovery allowed interest rates in general to decline during the period, supporting bond returns--particularly within the higher-quality areas of the fixed income market.

Taken together, Series C and Series M shares performed strongly in this environment, as PIMCO maintained a high-quality bias across all sectors. It is important to bear in mind that investment returns for the Total Return Investment Strategy are contingent upon the performance of the overall managed account--not just the individual series. In addition, while the performance of each series of the Trust is compared to a relevant benchmark index, investors should understand that each series is managed within the context of the overall managed account, and not with the objective of matching or exceeding the indices indicated.

SERIES C

Series C posted a return of 1.06% for the fiscal year, underperforming the benchmark, the Lehman Intermediate U.S. Credit Index (the "Lehman
Intermediate"), which returned 4.96% during the same period. Nonetheless, the Series continues its relative strength over longer periods, returning an annualized 10.34% since its inception (March 17, 2000). This performance compares favorably to that of the Lehman Intermediate, which returned 9.47% over the same time frame.

At October 31, 2002, Series C's three top sectors were corporate bonds (44.8%), U.S. Government Agency debt (28.6%) and sovereign debt obligations (8.2%). The Series' fairly modest weight to corporate bonds over the period reflected the manager's overall high quality bias and concern regarding exposure to a sector negatively impacted by recession and investor risk aversion. Still, allocations to telecom related corporate bonds and energy/pipeline bonds held the Series back over the course of the year as these industries were hit hard by a stream of bad news from high profile issuers.


1 Fixed Income SHares - Annual Report

SERIES M

Series M generated a solid return of 10.65% for the period, significantly outperforming its benchmark, the Lehman Fixed Rate Mortgage-Backed Securities Index (the "Lehman Fixed Rate"), which returned 6.30% during the same period. Since inception (March 17, 2000), the Series has returned an impressive 15.00% (annualized). These results are substantially better than those of the Lehman Fixed Rate, which returned 9.89% during the same time period.

Throughout the past year, Series M remained largely invested in mortgage-related U.S. Government Agency Debt (69.9%), with smaller allocations to non-Government Mortgage-Related debt (12.8%) and short-term investments (11.1%). This large weighting toward high quality mortgage-related securities, particularly GNMAs, benefited the series greatly as mortgage rates fell dramatically during the course of the past year. In fact, the manager believes these issues remain attractive; while falling mortgage rates led to substantial price gains in mortgage bonds, the asset class still offers attractive yields relative to similar maturity Treasuries.

INVESTMENT OUTLOOK

Looking ahead, PIMCO expects the U.S. recovery to continue, albeit at a modest pace, with interest rates remaining around current levels. Inflation may well be benign as excess capacity worldwide and weak domestic demand in Europe and Japan will constrain price pressure. While these conditions generally favor bonds, the managers remain cautious, retaining PIMCO's high quality bias and controlling duration exposure across both Series C and Series M.

If you have questions concerning this report or your investment, please contact your financial advisor.

Once again, thank you for investing with us. We highly value your business.


Sincerely,

/s/ Stephen Treadway                   /s/ Brian S. Shlissel
Stephen Treadway                       Brian S. Shlissel
Chairman                               President, Chief Executive Officer


The performance figures cited are those of Series C and Series M and do not include the effect of fees paid by Total Return Investment Strategy participants.

The opinions expressed in this letter are those of the authors; no forecasts can be guaranteed.


                                           Fixed Income SHares - Annual Report 2

FIXED INCOME SHARES PERFORMANCE SUMMARY -- SERIES C



      AVERAGE ANNUAL TOTAL RETURN

    1 Year         Since Inception**
    ------         -----------------
    1.06%          10.34%

                   Series C       Lehman Intermediate US Credit Index*
                   --------       ------------------------------------
 3/17/00           $10,000                      $10,000
 4/30/00            $9,979                      $10,021
 7/31/00           $10,320                      $10,320
10/31/00           $10,578                      $10,563
 1/31/01           $11,410                      $11,129
 4/30/01           $11,649                      $11,309
 7/31/01           $12,116                      $11,714
10/31/01           $12,810                      $12,133
 1/31/02           $12,895                      $12,038
 4/30/02           $13,029                      $12,109
 7/31/02           $12,425                      $12,362
10/31/02           $12,946                      $12,735

* The Lehman Intermediate U.S. Credit Index is an unmanaged index that is not available for direct investment. Its performance is inclusive of reinvested dividends.

**   March 17, 2000

Assumes reinvestment of all dividends and distributions.

Past performance is not predictive of future performance.


3 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES PERFORMANCE SUMMARY -- SERIES M



      AVERAGE ANNUAL TOTAL RETURN

  1 Year         Since Inception**
  ------         -----------------
  10.65%         15.00%

                 Series M   Lehman Fixed Rate Mortgaged Backed Securities Index*
                 --------   ----------------------------------------------------
 3/17/00         $10,000                      $10,000
 4/30/00         $10,075                      $10,029
 7/31/00         $10,433                      $10,314
10/31/00         $10,916                      $10,655
 1/31/01         $11,682                      $11,160
 4/30/01         $11,763                      $11,305
 7/31/01         $12,233                      $11,607
10/31/01         $13,043                      $12,049
 1/31/02         $12,964                      $12,003
 4/30/02         $13,332                      $12,238
 7/31/02         $13,946                      $12,571
10/31/02         $14,432                      $12,808


**   March 17, 2000

* The Lehman Fixed Rate Mortgage Backed Securities Index is an unmanaged index that is not available for direct investment.

Its performance is inclusive of reinvested dividends.

Past performance is not predictive of future performance.

Assumes reinvestment of all dividends and distributions.


                                  10.31.02 | Fixed Income SHares Annual Report 4

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                                 Value
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (A) -- 58.3%
             AIRLINES -- 5.2%
             American Airlines, Inc., pass thru certificates,
  $  857     6.978%, 4/1/11, Ser. 01-2                              $    777,020
--------     ----------------------------------------------------   ------------
   1,800     7.858%, 10/1/11, Ser. 01-2                                1,637,503
--------     ----------------------------------------------------   ------------
     425     10.18%, 1/2/13, Ser. 91-A2                                  251,564
--------     ----------------------------------------------------   ------------
             Continental Airlines, Inc., pass thru certificates,
   2,765     7.056%, 9/15/09, Ser. 99-2                                2,263,668
--------     ----------------------------------------------------   ------------
     900     7.918%, 5/1/10, Ser. 00-1                                   682,150
--------     ----------------------------------------------------   ------------
      23     11.50%, 4/2/08, Ser. 96-2D                                   13,912
--------     ----------------------------------------------------   ------------
             Delta Airlines, Inc., pass thru certificates,
   1,300     7.111%, 9/18/11, Ser. 01-1                                1,182,885
--------     ----------------------------------------------------   ------------
   1,800     7.57%, 11/18/10, Ser. 00-1                                1,639,764
--------     ----------------------------------------------------   ------------
     200     10.50%, 4/30/16, Ser. 93-A2                                 121,449
--------     ----------------------------------------------------   ------------
             United Airlines, Inc., pass thru certificates,
   2,650     7.186%, 4/1/11, Ser. 00-2                                 1,884,956
--------     ----------------------------------------------------   ------------
     400     7.73%, 7/1/10, Ser. 00-1                                    284,778
--------     ----------------------------------------------------   ------------
     100     10.125%, 3/22/15, Ser. 91-B2                                 63,628
--------     ----------------------------------------------------   ------------
                                                                      10,803,277
                                                                    ============
             AUTOMOTIVE -- 1.3%
             Federal-Mogul Corp.,
     100     7.375%, 1/15/06 (b) (h)                                      15,481
--------     ----------------------------------------------------   ------------
             Ford Motor Co.,
   3,380     7.45%, 7/16/31                                            2,588,701
--------     ----------------------------------------------------   ------------
                                                                       2,604,182
                                                                    ============
             BANKING -- 1.5%
             HSBC Capital Funding LP,
   1,000     10.176%, 6/30/30, VRN, (c)                                1,343,300
--------     ----------------------------------------------------   ------------
             KBC Bank Funding Trust III,
     500     9.86%, 11/2/09, VRN, (c)                                    595,604
--------     ----------------------------------------------------   ------------
             Royal Bank of Scotland Group plc, Ser. 1,
   1,000     9.118%, 3/31/49                                           1,217,366
--------     ----------------------------------------------------   ------------
                                                                       3,156,270
                                                                    ============
             ELECTRONICS -- 0.2%
             Midwest Generation LLC, pass thru certificates,
     250     8.30%, 7/2/09, Ser. A                                       144,475
--------     ----------------------------------------------------   ------------
     500     8.56%, 1/2/16, Ser. B                                       278,600
--------     ----------------------------------------------------   ------------
                                                                         423,075
                                                                    ============
             ENERGY -- 1.0%
             Calpine Canada Energy Finance, ULC,
     300     8.50%, 5/1/08                                                99,000
--------     ----------------------------------------------------   ------------
             MidAmerican Energy Holdings Co.,
   1,600     5.875%, 10/1/12 (c)                                       1,575,416
--------     ----------------------------------------------------   ------------
             South Point Energy Center LLC
     818     8.40%, 5/30/12 (c)                                          450,422
--------     ----------------------------------------------------   ------------
                                                                       2,124,838
                                                                    ============


5 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                                 Value
================================================================================
             CORPORATE BONDS & NOTES (CONTINUED)
             FINANCIAL SERVICES -- 3.1%
             Bear Stearns Co., Inc.,
 $    200    2.05%, 11/18/02, FRN                                   $    200,329
 --------    ---------------------------------------------------    ------------
             Citigroup, Inc.,
    2,300    6.00%, 2/21/12                                            2,468,362
 --------    ---------------------------------------------------    ------------
             Finova Group, Inc.,
       45    7.50%, 11/15/09                                              13,500
 --------    ---------------------------------------------------    ------------
             JP Morgan Chase & Co.,
    3,400    6.625%-6.75%, 2/1/11-3/15/12                              3,658,090
 --------    ---------------------------------------------------    ------------
                                                                       6,340,281
                                                                    ============
             FINANCING -- 5.0%
             Ford Motor Credit Co.,
      300    2.263%, 1/21/03, FRN                                        258,213
 --------    ---------------------------------------------------    ------------
    3,000    7.25%-7.375%, 2/1/11-10/25/11                             2,645,350
 --------    ---------------------------------------------------    ------------
             General Motors Acceptance Corp.,
    5,510    7.00%-8.00%, 2/1/12-11/1/31                               4,993,984
 --------    ---------------------------------------------------    ------------
             Household Finance Corp.,
    1,000    7.00%, 5/15/12                                              897,026
 --------    ---------------------------------------------------    ------------
             PEMEX Project Funding Master Trust,
      800    8.00%, 11/15/11 (c)                                         826,000
 --------    ---------------------------------------------------    ------------
             PP&L Capital Funding, Inc.,
      100    7.75%, 4/15/05                                              103,524
 --------    ---------------------------------------------------    ------------
             Redwood Capital II Ltd.,
      500    4.81%, 1/2/03, FRN (c)                                      498,455
 --------    ---------------------------------------------------    ------------
                                                                      10,222,552
                                                                    ============
             FOOD -- 0.1%
             ConAgra Foods, Inc.,
      100    7.50%, 9/15/05                                              111,982
 --------    ---------------------------------------------------    ============
             HEALTHCARE & HOSPITALS -- 3.7%
             Beverly Enterprises, Inc.,
      700    9.00%, 2/15/06                                              570,500
 --------    ---------------------------------------------------    ------------
             Columbia-HCA The Healthcare Corp.,
      570    7.25%, 5/20/08                                              611,110
 --------    ---------------------------------------------------    ------------
             HCA Inc.,
    2,300    6.95%, 5/1/12                                             2,334,233
 --------    ---------------------------------------------------    ------------
             HCA-The Healthcare Corp.,
      500    8.75%, 9/1/10                                               557,262
 --------    ---------------------------------------------------    ------------
             HEALTHSOUTH Corp.
    3,825    7.625%, 6/1/12,                                           3,040,875
 --------    ---------------------------------------------------    ------------
      600    8.375%, 10/1/11                                             483,000
 --------    ---------------------------------------------------    ------------
                                                                       7,596,980
                                                                    ============
             HOTELS/GAMING -- 7.1%
             Harrah's Operating Co., Inc.,
    3,190    8.00%, 2/1/11                                             3,558,898
 --------    ---------------------------------------------------    ------------


                                  10.31.02 | Fixed Income SHares Annual Report 6

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                           Value
================================================================================
             CORPORATE BONDS & NOTES (CONTINUED)
             HOTELS/GAMING (CONCLUDED)
             International Game Technology,
 $  1,000    7.875%, 5/15/04                                        $  1,045,000
 --------    ---------------------------------------------------    ------------
             MGM Grand, Inc.,
    2,600    6.95%, 2/1/05                                             2,653,277
 --------    ---------------------------------------------------    ------------
             MGM Mirage, Inc.,
      800    8.50%, 9/15/10                                              872,910
 --------    ---------------------------------------------------    ------------
             Mirage Resorts, Inc.,
    3,000    6.625%, 2/1/05                                            3,024,342
 --------    ---------------------------------------------------    ------------
             Park Place Entertainment Corp.,
       50    7.50%, 9/1/09                                                50,357
 --------    ---------------------------------------------------    ------------
             Starwood Hotels & Resorts Worldwide, Inc.,
    2,800    7.875%, 5/1/12 (c)                                        2,695,000
 --------    ---------------------------------------------------    ------------
             Station Casinos, Inc.,
      700    8.375%, 2/15/08                                             742,000
 --------    ---------------------------------------------------    ------------
                                                                      14,641,784
                                                                    ============
             MEDICAL PRODUCTS -- 0.3%
             Fresenius Medical Capital Trust.,
      800    7.875%, 6/15/11                                             632,000
 --------    ---------------------------------------------------    ============

             MULTIMEDIA -- 7.2%
             AOL Time Warner, Inc.,
    5,680    6.875%-7.70%, 5/1/12-5/1/32                               5,232,425
 --------    ---------------------------------------------------    ------------
             British Sky Broadcasting Group plc,
      930    8.20%, 7/15/09                                              978,007
 --------    ---------------------------------------------------    ------------
             Clear Channel Communications, Inc.
      825    7.875%, 6/15/05                                             875,028
 --------    ---------------------------------------------------    ------------
             Comcast Cable Communications, Inc.,
    3,250    6.75%-8.875%, 1/30/11-5/1/17                              3,186,006
 --------    ---------------------------------------------------    ------------
             Continental Cablevision, Inc.,
    1,000    8.30%, 5/15/06                                              982,920
 --------    ---------------------------------------------------    ------------
             CSC Holdings, Inc., Ser. B
    1,650    7.625%-8.125%, 7/15/09-4/1/11                             1,360,875
 --------    ---------------------------------------------------    ------------
             Mediacom Broadbrand, LLC
      300    11.00%, 7/15/13                                             261,000
 --------    ---------------------------------------------------    ------------
             Time Warner Inc.
      200    6.625%, 5/15/29                                             163,104
 --------    ---------------------------------------------------    ------------
             Turner Broadcasting System, Inc.,
    1,300    7.40%-8.40%, 2/1/04-2/1/24                                1,262,475
 --------    ---------------------------------------------------    ------------
             Viacom, Inc.,
      400    6.625%, 5/15/11                                             442,771
 --------    ---------------------------------------------------    ------------
                                                                      14,744,611
                                                                    ============
             OIL & GAS -- 4.1%
             Amerada Hess Corp.,
      500    7.30%, 8/15/31                                              527,716
 --------    ---------------------------------------------------    ------------


7 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                            Value
================================================================================
             CORPORATE BONDS & NOTES (CONTINUED)
             OIL & GAS (CONCLUDED)
             Barrett Resources Corp.
  $  500     7.55%, 2/1/07                                          $    467,577
  ------     ---------------------------------------------------    ------------
             CMS Panhandle Holding Co.,
     300     6.50%-7.00%, 7/15/09-7/15/29                                244,736
  ------     ---------------------------------------------------    ------------
             Coastal Corp.,
     650     7.75%, 6/15/10                                              475,241
  ------     ---------------------------------------------------    ------------
             Dynegy Holdings, Inc.,
   1,200     8.75%, 2/15/12                                              306,000
  ------     ---------------------------------------------------    ------------
             El Paso Corp.,
   2,000     7.80%, 8/1/31                                             1,242,962
  ------     ---------------------------------------------------    ------------
   1,000     7.875%, 6/15/12 (c)                                         671,172
  ------     ---------------------------------------------------    ------------
             Pioneer Natural Resources Co.,
   1,500     7.50%, 4/15/12                                            1,614,201
  ------     ---------------------------------------------------    ------------
             Southern Natural Gas Co.,
     600     7.35%-8.00%, 2/15/31-3/1/32                                 529,668
  ------     ---------------------------------------------------    ------------
             Vintage Petroleum, Inc.
     800     8.25%, 5/1/12                                               820,000
  ------     ---------------------------------------------------    ------------
             Williams Cos., Inc.,
   2,700     7.125%, 9/1/11                                            1,606,500
  ------     ---------------------------------------------------    ------------
                                                                       8,505,773
                                                                    ============
             PAPER PRODUCTS -- 1.0%
             Abitibi-Consolidated, Inc.
     700     8.55%, 8/1/10                                               724,930
  ------     ---------------------------------------------------    ------------
             Bowater CDA Finance Corp.
     950     7.95%, 11/15/11                                             930,769
  ------     ---------------------------------------------------    ------------
             Georgia-Pacific Corp.
     550     8.25%-9.125%, 7/1/22-3/1/23                                 405,957
  ------     ---------------------------------------------------    ------------
                                                                       2,061,656
                                                                    ============
             TELECOMMUNICATIONS -- 11.5%
             AT&T Corp.,
   2,500     6.50%-8.00%, 3/15/29-11/15/31                             2,252,457
  ------     ---------------------------------------------------    ------------
             AT&T Wireless Services, Inc.,
   2,770     8.125%, 5/1/12                                            2,414,426
  ------     ---------------------------------------------------    ------------
             British Telecom plc,
   1,000     8.375%, 12/15/10                                          1,175,120
  ------     ---------------------------------------------------    ------------
             Cox Communications, Inc.,
   2,100     6.69%-6.75%, 9/20/04-3/15/11                              2,122,274
  ------     ---------------------------------------------------    ------------
             Deutsche Telekom International Finance, GDR
     700     9.25%, 6/1/32                                               828,086
  ------     ---------------------------------------------------    ------------
             France Telecom SA,
   4,600     7.75%-8.50%, 3/1/11-3/1/31                                5,156,020
  ------     ---------------------------------------------------    ------------
             Qwest Capital Funding, Inc.
     740     7.25%, 2/15/11                                              414,400
  ------     ---------------------------------------------------    ------------
             Qwest Corp.,
     500     8.875%, 3/15/12 (c)                                         457,500
  ------     ---------------------------------------------------    ------------


                                  10.31.02 | Fixed Income SHares Annual Report 8

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                                 Value
================================================================================
             CORPORATE BONDS & NOTES (CONTINUED)
             TELECOMMUNICATIONS (CONCLUDED)
             Sprint Capital Corp.,
 $  6,410    6.875%-8.75%, 3/15/12-3/15/32                          $  4,727,051
 --------    ----------------------------------------------------   ------------
             TELUS Corp.,
    1,000    8.00%, 6/1/11                                               775,000
 --------    ----------------------------------------------------   ------------
             US West Communications, Inc.,
    1,000    6.875%, 9/15/33                                             695,000
 --------    ----------------------------------------------------   ------------
             Verizon Global Funding Corp.
      200    7.375%, 9/1/12                                              220,601
 --------    ----------------------------------------------------   ------------
             Verizon New England, Inc.
    2,200    6.50%, 9/15/11                                            2,325,308
 --------    ----------------------------------------------------   ------------
             Vodafone Group plc
      100    7.75%, 2/15/10                                              114,481
 --------    ----------------------------------------------------   ------------
                                                                      23,677,724
                                                                    ============
             UTILITIES -- 4.9%
             Dominion Resources, Inc.
    1,600    5.70%, 9/17/12                                            1,591,296
 --------    ----------------------------------------------------   ------------
             FirstEnergy Corp.
    2,000    6.45%, 11/15/11                                           1,867,460
 --------    ----------------------------------------------------   ------------
             Idaho Power Corp.,
      200    6.60%, 3/2/11                                               216,451
 --------    ----------------------------------------------------   ------------
             IPALCO Enterprises, Inc.
      500    7.625%, 11/14/11                                            415,762
 --------    ----------------------------------------------------   ------------
             Niagara Mohawk Power Corp.,
      150    Zero coupon until 7/1/03, Ser H, FRN                        153,555
 --------    ----------------------------------------------------   ------------
      200    7.75%, 5/15/06                                              226,406
 --------    ----------------------------------------------------   ------------
             Northern States Power Co.,
    1,600    8.00%, 8/28/12 (c)                                        1,701,904
 --------    ----------------------------------------------------   ------------
             Progress Energy, Inc.
    1,750    6.85%-7.00%, 4/15/12-10/30/31                             1,743,582
 --------    ----------------------------------------------------   ------------
             PSEG Energy Holdings, Inc.
    1,000    8.50%, 6/15/11                                              660,000
 --------    ----------------------------------------------------   ------------
             PSEG Power LLC
    1,300    6.95%, 6/1/12 (c)                                         1,133,258
 --------    ----------------------------------------------------   ------------
      500       7.75%, 4/15/11                                           450,803
 --------    ----------------------------------------------------   ------------
                                                                      10,160,477
                                                                    ============
             WASTE DISPOSAL -- 1.1%
             Allied Waste Industries, Inc., Series B,
      700    7.375%, 1/1/04                                              700,000
 --------    ----------------------------------------------------   ------------
             Waste Management, Inc.,
    1,500    7.375%, 8/1/10                                            1,577,649
 --------    ----------------------------------------------------   ------------
                                                                       2,277,649
                                                                    ------------
             Total Corporate Bonds & Notes (cost--$125,689,623)      120,085,111
                                                                    ============


9 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                                 Value
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY SECURITIES -- 37.2%
             FANNIE MAE -- 21.3%
 $ 10,000    Zero coupon, 6/1/17                                    $  4,335,530
---------    ----------------------------------------------------   ------------
    1,013    4.00%-7.50%, 2/25/09-7/1/32 (a)                           1,070,954
---------    ----------------------------------------------------   ------------
      178    4.01%-7.495%, 11/1/02, FRN (a)                              183,010
---------    ----------------------------------------------------   ------------
   37,650    5.50%-6.00%, 5/31/17-5/31/32 (f)                         38,294,655
---------    ----------------------------------------------------   ------------
       84    6.00%, 12/25/07, IO (d)                                         391
---------    ----------------------------------------------------   ------------
                                                                      43,884,540
                                                                    ============
             FREDDIE MAC -- 1.0%
    1,891    5.625%, 7/15/28 (a)                                       1,938,295
---------    ----------------------------------------------------   ------------
      182    3.875%-5.105%, 11/1/02, FRN (a)                             187,639
---------    ----------------------------------------------------   ------------
                                                                       2,125,934
                                                                    ============
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 14.9%
      102    5.375%, 5/1/02, FRN (a)                                     105,034
---------    ----------------------------------------------------   ------------
   29,000    5.50%-6.00%, 12/15/32-12/31/32 (f)                       29,532,157
---------    ----------------------------------------------------   ------------
      945    7.50%, 1/15/31-8/15/31 (a)                                1,005,229
---------    ----------------------------------------------------   ------------
                                                                      30,642,420
                                                                    ============
             Total U.S. Government Agency Securities
             (cost--$75,871,131)                                      76,652,894
                                                                    ============
 SOVEREIGN DEBT OBLIGATIONS (A) -- 10.6%
             BRAZIL -- 0.6%
             Republic of Brazil,
      798    2.56%, 4/15/03, FRN                                         620,445
---------    ----------------------------------------------------   ------------
    1,050    8.875%-11.50%, 3/12/08-4/15/24                              623,625
---------    ----------------------------------------------------   ------------
             BULGARIA -- 1.9%
             Republic of Bulgaria, FRN
    4,414    2.688%, 1/28/03,                                          4,016,285
---------    ----------------------------------------------------   ------------
             CROATIA -- 0.8%
             Republic of Croatia, FRN
    1,675    2.688%, 1/31/03,                                          1,666,752
---------    ----------------------------------------------------   ------------
             MEXICO -- 3.7%
             United Mexican States,
    7,800    6.25%-8.30%, 12/31/19-8/15/31                             7,587,875
---------    ----------------------------------------------------   ------------
             PANAMA -- 0.5%
             Republic of Panama,
    1,186    8.25%-9.625%, 4/22/08-2/8/11                              1,146,381
---------    ----------------------------------------------------   ------------
             PERU -- 2.5%
             Republic of Peru,
    4,800    9.125%, 2/21/12                                           4,236,000
---------    ----------------------------------------------------   ------------
    1,000    9.125%, 2/21/12 (c)                                         885,000
---------    ----------------------------------------------------   ------------


                                 10.31.02 | Fixed Income SHares Annual Report 10

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

    Principal
       Amount
        (000)                                                              Value
================================================================================
                SOVEREIGN DEBT OBLIGATIONS (A) (CONCLUDED)
                POLAND -- 0.1%
                Republic of Poland, Ser. PAR, FRN
   $   150      3.75%, 10/27/03                                     $    123,000
   -------      ------------------------------------------------    ------------
                SOUTH AFRICA -- 0.5%
                Republic of South Africa,
       865      7.375%-9.125%, 5/19/09-4/25/12                           959,075
   -------      ------------------------------------------------    ------------
                Total Sovereign Debt Obligations
                (cost--$21,911,161)                                   21,864,438
                                                                    ============
 MORTGAGE-BACKED SECURITIES -- 2.5%
                Bank of America Mortgage Securities,
       800      5.819%, 10/20/32 (e) (f)                                 813,360
----------      ------------------------------------------------    ------------
                Bear Stearns Adjustable Rate Mortgage Trust,
       216      6.24%, 11/1/02, FRN (a)                                  219,463
----------      ------------------------------------------------    ------------
                CS First Boston Mortgage Securities Corp.
     1,991      2.36%, 11/25/02, FRN, (c) (d) (e)                      1,991,215
----------      ------------------------------------------------    ------------
                First Nationwide Trust,
       182      8.50%, 8/25/31 (a)                                       192,658
----------      ------------------------------------------------    ------------
                Hilton Hotel Pool Trust,
    39,029      0.63%, 11/1/02, FRN, IO (c)                            1,363,854
----------      ------------------------------------------------    ------------
                Residential Asset Securitization Trust,
       382      7.00%, 1/25/28 (a)                                       391,025
----------      ------------------------------------------------    ------------
                Washington Mutual Mortgage Corp.,
       230      6.53%, 11/1/02, FRN (a)                                  233,159
----------      ------------------------------------------------    ------------
                Total Mortgage-Backed Securities
                (cost--$5,285,364)                                     5,204,734
                                                                    ============
 U.S. TREASURY NOTES & BONDS (A) -- 2.0%
       114      3.375%, 1/15/07 (g)                                      122,524
----------      ------------------------------------------------    ------------
     2,900      8.125%, 8/15/19                                        3,966,884
----------      ------------------------------------------------    ------------
                Total U.S. Treasury Notes & Bonds
                (cost--$3,874,580)                                     4,089,408
                                                                    ============
 ASSET-BACKED SECURITIES -- 1.2%
                CS First Boston Mortgage Securities Corp.
        60      2.18%, 11/25/02, FRN (a)                                  59,879
----------      ------------------------------------------------    ------------
                Keystone Owner Trust,
     2,233      8.35%, 12/25/24 (c) (d) (e)                            2,342,274
----------      ------------------------------------------------    ------------
        66      8.50%, 1/25/29 (c)                                        55,969
----------      ------------------------------------------------    ------------
                Total Asset-Backed Securities
                (cost--$2,383,816)                                     2,458,122
                                                                    ============
 RIGHTS -- 0.0%
   Shares
      (000)
----------
       250      United Mexican States, Ser. B, Expires 6/1/04                875
----------      ------------------------------------------------    ------------
       250      United Mexican States, Ser. C, Expires 6/1/05                250
----------      ------------------------------------------------    ------------
       250      United Mexican States, Ser. D, Expires 6/1/06                200
----------      ------------------------------------------------    ------------
       250      United Mexican States, Ser. E, Expires 6/1/07                137
----------      ------------------------------------------------    ------------
                Total Rights (cost--$0)                                    1,462
                                                                    ============


11 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002


 Principal
    Amount
     (000)                                                  Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 18.6%
             CORPORATE NOTES -- 11.0%
             AEROSPACE -- 0.2%
             Martin Marieta Corp.,
 $    500    6.50%, 4/15/03 (a)                                     $    508,253
---------    ---------------------------------------------------   ------------
             DIVERSIFIED MANUFACTURING -- 0.6%
             Tyco International Group SA,
    1,250    6.25%, 6/15/03 (a)                                        1,212,710
---------    ---------------------------------------------------    ------------
             FINANCIAL SERVICES -- 0.0%
             Bear Stearns Co., Inc.,
      100    6.20%, 3/30/03 (a)                                          101,602
---------    ---------------------------------------------------    ------------
             FINANCING -- 3.0%
             Ford Motor Credit Co.,
    1,000    2.01%, 12/17/02, FRN (a)                                    985,683
---------    ---------------------------------------------------    ------------
             GS Escrow Corp.,
    1,160    2.82%, 11/1/02, FRN (a)                                   1,156,610
---------    ---------------------------------------------------    ------------
    1,600    7.00%, 8/1/03 (a)                                         1,643,166
---------    ---------------------------------------------------    ------------
             Household Finance Corp.,
    2,000    7.625%, 1/15/03                                           1,983,392
---------    ---------------------------------------------------    ------------
             Steers Credit Backed Trust,
      500    7.44%, 11/29/02, FRN (c) (e)                                500,000
---------    ---------------------------------------------------    ------------
             HEALTHCARE -- 0.5%
             HEALTHSOUTH Corp.,
    1,000    3.25%, 4/1/03 (a)                                           962,500
---------    ---------------------------------------------------    ------------
             HOTELS/GAMING -- 1.5%
             Park Place Entertainment Corp.
    2,975    7.95%, 8/1/03 (a)                                         3,021,687
---------    ---------------------------------------------------    ------------
             INDUSTRIAL -- 0.0%
             American Standard Cos., Inc.,
      100    7.125%, 2/15/03 (a)                                         101,625
---------    ---------------------------------------------------    ------------
             MULTIMEDIA -- 2.7%
             Clear Channel Communications
    2,600    7.25%, 9/15/03 (a)                                        2,650,882
---------    ---------------------------------------------------    ------------
             Continental Cablevision, Inc.,
      300    8.625%, 8/15/03 (a)                                         300,073
---------    ---------------------------------------------------    ------------
             TCI Communications, Inc.
      500    6.375%, 5/1/03 (a)                                          498,024
---------    ---------------------------------------------------    ------------
             Tele-Communications, Inc.,
    2,100    8.25%, 1/15/03 (a)                                        2,103,910
---------    ---------------------------------------------------    ------------


                                 10.31.02 | Fixed Income SHares Annual Report 12

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

 Principal
    Amount
     (000)                                                                 Value
================================================================================
             SHORT-TERM INVESTMENTS (CONTINUED)
             CORPORATE NOTES (CONTINUED)
             OIL & GAS -- 0.1%
             Williams Cos., Inc.
  $  200     6.50%, 11/15/02 (a)                                     $   196,000
  ------     -----------------------------------------------------   -----------
             REAL ESTATE -- 0.5%
             EOP Operating LP
   1,000     6.375%, 2/15/03 (a)                                       1,010,508
  ------     -----------------------------------------------------   -----------
             TOBACCO -- 0.5%
             RJ Reynolds Tobacco Holding, Inc.,
   1,000     7.375%, 5/15/03 (a)                                       1,017,017
  ------     -----------------------------------------------------   -----------
             TELECOMMUNICATIONS -- 1.1%
             Qwest Corp.
   1,500     7.625%, 6/9/03 (a)                                        1,455,000
  ------     -----------------------------------------------------   -----------
             United Telecomm
     600     9.50%, 4/1/03 (a)                                           597,095
  ------     -----------------------------------------------------   -----------
             WorldCom, Inc.
     750     7.375%, 1/15/03 (b) (c)                                     133,125
  ------     -----------------------------------------------------   -----------
             UTILITIES -- 0.3%
             Toledo Edison Co.
     571     7.82%, 3/31/03 (a)                                          576,029
  ------     -----------------------------------------------------   -----------
             Total Corporate Notes (cost--$23,304,327)                22,714,891
             -----------------------------------------------------   ===========
             COMMERCIAL PAPER -- 6.2%
             BANKING -- 0.3%
             Svenska Handelsbanken AB
     500     1.76%, 11/7/02 (a)                                          499,853
  ------     -----------------------------------------------------   -----------
             FINANCING -- 5.0%
             CDC Commercial Paper Corp.
     500     1.74%, 11/21/02 (a)                                         499,517
  ------     -----------------------------------------------------   -----------
             UBS Finance, Inc.
   9,800     1.75%-1.78%, 11/5/02-12/19/02 (a)                         9,786,957
  ------     -----------------------------------------------------   -----------
             PHARMACEUTICALS -- 0.9%
             GlaxoSmithKline plc
   1,900     1.68%, 11/13/02 (a)                                       1,898,936
  ------     -----------------------------------------------------   -----------
             Total Commercial Paper (cost--$12,685,263)               12,685,263
             -----------------------------------------------------   ===========
             U.S. TREASURY BILLS -- 1.0%
             1.52%-1.66%, 11/14/02-11/29/02 (a)
   1,995     (cost--$1,992,983)                                        1,992,983
  ------     -----------------------------------------------------   ===========
             U.S. GOVERNMENT AGENCY SECURITIES -- 0.3%
             Fannie Mae Discount Notes, 1.71%, 12/18/02 (a)
     600     (cost--$598,660)                                            598,660
  ------     -----------------------------------------------------   ===========


13 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

   Principal
      Amount
       (000)                                                               Value
================================================================================
               SHORT-TERM INVESTMENTS (CONCLUDED)
               REPURCHASE AGREEMENT -- 0.1%
               Agreement with State Street Bank & Trust Co.,
               dated October 31, 2002,
               1.55% due 11/1/02, proceeds: $307,013;
               collateralized by Fannie Mae
               6.75% due 3/15/31, valued at $317,281;
 $     307     (cost--$307,000)                                      $   307,000
----------     --------------------------------------------------    ===========
               Total Short-Term Investments (cost--$38,888,233)       38,298,797
               --------------------------------------------------    ===========


      Contracts                                                            Value
--------------------------------------------------------------------------------
 PUT OPTIONS PURCHASED (H) -- 0.0%
                  EuroDollar Futures, Chicago Mercantile
                  Exchange Put,
                  Strike price @ $95.75, expires 3/17/03
           65     (cost--$650)                                              813
-------------     ----------------------------------------------    -----------
                  Total Investments before options written
                  (cost--$273,904,558) -- 130.4%                    268,655,779
                  ----------------------------------------------    -----------
 CALL OPTIONS WRITTEN (H) -- (0.2)%
                  Swap Option 3 Month LIBOR Call,
   (1,600,000)    Strike rate @ 5.13%, expires 11/10/03 (d)             (81,218)
-------------     ----------------------------------------------    -----------
                  U.S. Treasury Note Futures,
                  Chicago Board of Trade Call,
          (62)    Strike price @ $108.00, expires 11/23/02             (416,562)
-------------     ----------------------------------------------    -----------
                  U.S. Treasury Note Futures,
                  Chicago Board of Trade Call,
          (95)    Strike price @ $118.00, expires 11/23/02               (8,906)
-------------     ----------------------------------------------    -----------
                  Total Call Options Written
                  (premiums received--$234,766)                        (506,686)
                  ----------------------------------------------    ===========
 PUT OPTIONS WRITTEN (H) -- (0.0)%
                  EuroDollar Futures,
                  Chicago Mercantile Exchange Put,
          (50)    Strike price @ $96.50, expires 3/17/03                   (313)
-------------     ----------------------------------------------    -----------
                  EuroDollar Futures,
                  Chicago Mercantile Exchange Put,
         (120)    Strike price @ $96.50, expires 12/16/02                  (750)
-------------     ----------------------------------------------    -----------
                  EuroDollar Futures,
                  Chicago Mercantile Exchange Put,
          (95)    Strike price @ $98.00, expires 3/17/03                 (9,500)
-------------     ----------------------------------------------    -----------
                  Swap Option 3 Month LIBOR Put,
   (1,600,000)    Strike rate @ 6.13%, expires 11/10/03 (d)             (27,872)
-------------     ----------------------------------------------    -----------
                  Swap Option 3 Month LIBOR Put,
   (3,000,000)    Strike rate @ 6.30%, expires 1/2/04 (d)               (32,778)
-------------     ----------------------------------------------    -----------
                  Total Put Options Written
                  (premiums received--$284,599)                         (71,213)
                  ----------------------------------------------    ===========
                  Total Options Written
                  (premiums received--$519,365)                        (577,899)
                  ----------------------------------------------    ===========


TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
(cost--$273,385,193)                                    130.2%       268,077,880
LIABILITIES IN EXCESS OF OTHER ASSETS                   (30.2)       (62,197,037)
                                                        -----      -------------
NET ASSETS                                              100.0%     $ 205,880,843
                                                        =====      =============


                                 10.31.02 | Fixed Income SHares Annual Report 14

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2002

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

(a) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.

(b)  Security in default -- $148,606 or 0.07% of net assets.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2002, these securities amounted to $19,219,468 or 9.3% of net assets.

(d)  Illiquid Security.

(e)  Fair-valued security.

(f) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2002.

(g) Inflationary Bonds -- Principal amount of security is adjusted for inflation.

(h)  Non-income producing security.
--------------------------------------------------------------------------------
GLOSSARY:

FRN -- Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2002.

GDR  -- Global Depositary Receipt

IO   -- Interest only

LIBOR -- London Interbank Offered Rate

VRN --Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2002.


15 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2002

 Principal
    Amount
     (000)                                                                  Value
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY SECURITIES -- 148.4%
             FANNIE MAE -- 84.6%
 $  1,569      2.295%-7.84%, 11/1/02-11/25/02, FRN (a)              $  1,603,039
---------    ---------------------------------------------------    ------------
   15,058      6.00%-7.01%, 2/25/09-12/25/31 (a)                      15,606,089
---------    ---------------------------------------------------    ------------
  159,500      5.00%-7.50%, 11/1/17-11/31/32 (b)                     164,084,545
---------    ---------------------------------------------------    ------------
    1,116      6.50%, 7/18/27, PO (a)                                  1,208,325
---------    ---------------------------------------------------    ------------
                                                                     182,501,998
                                                                    ============
             FREDDIE MAC -- 15.0%
    7,086      2.35%-6.042%, 11/1/02-11/15/02, FRN (a)                 7,302,560
---------    ---------------------------------------------------    ------------
    8,569      6.00%-7.50%, 7/1/08-8/15/30 (a)                         9,045,603
---------    ---------------------------------------------------    ------------
   15,500      6.00%, 11/30/32 (b)                                    16,134,415
---------    ---------------------------------------------------    ------------
                                                                      32,482,578
                                                                    ============
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 48.8%
    8,597      4.25%-6.75%, 11/1/02-8/1/03, FRN (a)                    8,872,369
---------    ---------------------------------------------------    ------------
   61,200      6.00%-6.50%, 11/15/32-12/15/32 (b)                     63,719,026
---------    ---------------------------------------------------    ------------
   31,337      6.50%-7.00%, 4/15/31-7/15/32 (a)                       32,689,428
---------    ---------------------------------------------------    ------------
                                                                     105,280,823
                                                                    ============
             Total U.S. Government Agency Securities
             (cost--$317,649,552)                                    320,265,399
                                                                    ============
 MORTGAGE-RELATED SECURITIES -- 27.0%
             American Southwest Financial Securities Corp.,
    3,000    8.00%, 1/18/09 (a)                                        3,465,801
---------    ---------------------------------------------------    ------------
             Bear Stearns Adjustable Rate Mortgage Trust.,
    1,348    6.78%, 11/1/02, FRN (a)                                   1,369,340
---------    ---------------------------------------------------    ------------
             Bear Stearns Alt-A Trust,
    2,000    5.70%, 3/25/32 (a)                                        2,046,756
---------    ---------------------------------------------------    ------------
             Bear Stearns Mortgage Securities, Inc.,
      308    6.72%, 11/1/02,FRN (a)                                      326,728
---------    ---------------------------------------------------    ------------
             Carey Commercial Mortgage Trust,
    2,196    5.97%, 9/20/19 (c) (d) (f)                                2,229,311
---------    ---------------------------------------------------    ------------
             Citicorp Mortgage Securities, Inc.,
    3,975    2.23%, 11/25/02, FRN (a)                                  3,972,572
---------    ---------------------------------------------------    ------------
    1,325    5.75%, 6/25/09 (a)                                        1,349,419
---------    ---------------------------------------------------    ------------
             Commercial Capital Access One, Inc.,
    1,157    6.30%, 11/15/28 (a) (c) (d)                               1,198,681
---------    ---------------------------------------------------    ------------
             Countrywide Home Loans,
      371    6.50%, 6/25/13 (a)                                          382,989
---------    ---------------------------------------------------    ------------
             CS First Boston Mortgage Securities Corp.,
      620    2.38%, 11/25/02, FRN (a)                                    621,713
---------    ---------------------------------------------------    ------------
    4,976    7.00%, 8/25/04, IO (f)                                      257,257
---------    ---------------------------------------------------    ------------
             First Boston Mortgage Securities Corp.,
       98    7.30%, 7/25/23 (a)                                           97,866
---------    ---------------------------------------------------    ------------
             First Nationwide Trust,
      373    8.00%, 10/25/30 (a)                                         391,410
---------    ---------------------------------------------------    ------------
             GMAC Commercial Mortgage Securities, Inc.,
    2,000    2.36%, 9/9/15 (a) (c) (d)                                 1,920,000
---------    ---------------------------------------------------    ------------


                                 10.31.02 | Fixed Income SHares Annual Report 16

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2002

 Principal
    Amount
     (000)                                                                 Value
================================================================================
             MORTGAGE-RELATED SECURITIES -- (CONCLUDED)
             GMAC Mortgage Corp. Loan Trust,
 $ 2,510     6.75%-7.50%, 8/25/29-2/25/31 (a)                       $  2,602,288
 -------     ---------------------------------------------------    ------------
             GS Mortgage Securities Corp. II,
   3,000     6.62%, 5/3/18 (a) (c)                                     3,274,025
 -------     ---------------------------------------------------    ------------
             Hilton Hotel Pool Trust,
  39,029     0.63%, 11/1/02, FRN, IO (c)                               1,363,854
 -------     ---------------------------------------------------    ------------
             Mellon Residential Funding Corp.,
   1,000     2.32%, 11/1/02, FRN (a)                                   1,011,175
 -------     ---------------------------------------------------    ------------
             Merrill Lynch Credit Corp. Mortgage
             Investors, Inc.,
   1,259     2.20%, 11/15/02, FRN (a) (d)                              1,257,460
 -------     ---------------------------------------------------    ------------
             Mortgage Capital Funding, Inc.
   3,570     7.29%, 2/20/27 (a)                                        4,050,989
 -------     ---------------------------------------------------    ------------
             PNC Mortgage Securities Corp.,
     205     7.50%, 2/25/31 (a)                                          208,844
 -------     ---------------------------------------------------    ------------
             Prudential Home Mortgage Securities,
     100     6.75%, 11/25/25 (a)                                         101,142
 -------     ---------------------------------------------------    ------------
             Residential Funding Mortgage Securities I,
  10,167     6.50%-7.50%, 5/25/11-6/25/28 (a)                         10,448,270
 -------     ---------------------------------------------------    ------------
             US Restaurant Properties Funding Corp.,
   1,413     2.31%, 11/26/02, FRN (a) (c) (d)                          1,413,327
 -------     ---------------------------------------------------    ------------
             Washington Mutual Mortgage Securities Corp.,
      30     6.63%, 6/25/31 (a)                                           29,987
 -------     ---------------------------------------------------    ------------
             Washington Mutual Pass through Certificates,
   4,850     5.24%, 11/1/02, FRN (a)                                   4,978,697
 -------     ---------------------------------------------------    ------------
             Wells Fargo Mortgage Backed Securities Trust,
   7,919     4.97%-6.19%, 11/1/02, FRN (a) (d)                         8,029,712
 -------     ---------------------------------------------------    ------------
             Total Mortgage-Related Securities
             (cost--$57,515,342)                                      58,399,613
                                                                    ============
 ASSET-BACKED SECURITIES -- 13.3%
             Asset Backed Funding Certificates,
  16,786     5.75%, IO, 10/25/04 (f)                                   1,371,344
--------     ---------------------------------------------------    ------------
             Asset Backed Securities Corp., Home Equity,
   6,192     2.22%-2.50%, 11/15/02, FRN (a)                            6,188,021
--------     ---------------------------------------------------    ------------
             Bayview Financial Acquistion Trust,
     784     2.21%, 11/25/02, FRN (a) (c)                                784,446
--------     ---------------------------------------------------    ------------
             Conseco Finance Home Equity Loan,
   2,000     3.30%, 11/15/02, FRN (a)                                  2,073,750
--------     ---------------------------------------------------    ------------
   2,000     6.16%, 4/15/32 (a)                                        2,077,500
--------     ---------------------------------------------------    ------------
             Conseco Finance Home Loan Trust,
   1,000     8.88%, 6/15/24 (a)                                        1,062,416
--------     ---------------------------------------------------    ------------
             Conseco Finance Secuitizations Corp.,
   1,579     3.22%, 9/1/23 (a)                                         1,587,010
--------     ---------------------------------------------------    ------------
             EMC Mortgage Loan Trust,
     370     2.20%, 11/25/02, FRN (a) (c)                                368,979
--------     ---------------------------------------------------    ------------
             First Investor Auto Owner Trust,
     711     3.46%, 12/15/08 (a) (c) (d)                                 691,092
--------     ---------------------------------------------------    ------------


17 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2002

     Principal
        Amount
         (000)                                                             Value
================================================================================
                ASSET-BACKED SECURITIES -- (CONCLUDED)
                Green Tree Financial Corp.,
 $     3,000    6.92%, 12/1/30 (a)                                  $  2,924,090
 -----------    -------------------------------------------------   ------------
                Merrill Lynch Mortgage Investor, Inc.,
       2,500    2.83%, 11/25/02, FRN (a)                               2,500,000
 -----------    -------------------------------------------------   ------------
                NPF XII, Inc.,
       2,000    2.83%, 11/1/02, FRN (c) (d) (f)                          100,000
 -----------    -------------------------------------------------   ------------
                Residential Asset Securities Corp.,
       3,000    2.38%, 11/25/02, FRN (a)                               2,979,977
 -----------    -------------------------------------------------   ------------
                Residential Funding Mortgage Securities II,
          80    7.18%, 12/25/22 (a)                                       84,327
 -----------    -------------------------------------------------   ------------
       9,000      10.00%, 9/23/03, IO (f)                                723,087
 -----------    -------------------------------------------------   ------------
                Salomon Brothers Mortgage Securities VII,
       2,723    2.22%-2.73%, 11/15/02-11/25/02, FRN (a)                2,736,583
 -----------    -------------------------------------------------   ------------
                Sequoia Mortgage Trust,
         190    2.88%, 11/25/02, FRN (a)                                 189,616
 -----------    -------------------------------------------------   ------------
                UCFC Home Equity Loan,
         207    2.29%, 11/15/02, FRN (a)                                 207,432
 -----------    -------------------------------------------------   ------------
                Total Asset-Backed Securities (cost--$30,447,960)     28,649,670
                                                                    ============
 SHORT-TERM INVESTMENTS -- 23.5%
                U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 17.8%
      35,300    Fannie Mae 1.65%-1.72%, 11/1/02-1/15/03 (a)           35,266,646
------------    -------------------------------------------------   ------------
       3,100    Freddie Mac 1.695%, 11/5/02 (a)                        3,099,416
------------    -------------------------------------------------   ------------
                Total U.S. Government Agency Discount Notes
                (cost--$38,365,704)                                   38,366,062
                                                                    ============
                COMMERCIAL PAPER -- 5.4%
                PHARMACEUTICALS
                Bristol-Myers Squibb Co.
       1,600    1.74%, 11/8/02 (a)                                     1,599,459
------------    -------------------------------------------------   ------------
                Merck & Co., Inc.
      10,000    1.75%, 11/12/02 (a)                                    9,994,653
------------    -------------------------------------------------   ------------
                Total U.S. Commercial Paper (cost--$11,594,112)       11,594,112
                                                                    ============
                REPURCHASE AGREEMENT -- 0.3%
         725    Agreement with State Street Bank & Trust Co.,
------------    dated October 31, 2002,
                1.55% due 11/1/02, proceeds: $725,031;
                collateralized by Fannie Mae
                zero coupon due 1/30/03, valued at $742,020;
                (cost--$725,000)                                         725,000
                                                                    ============
                Total Short-Term Investments (cost--$50,684,816)      50,685,174
                                                                    ============
    Contracts
    ---------
 PUT OPTIONS PURCHASED (E) -- 0.0%
  40,000,000    Government National Mortgage Association,
                Over-the-Counter Put, 6.50%,
                1/32, Strike price @ $95.875, expires 1/15/03 (e)
                (premiums paid-$4,687)                                     1,080
                -------------------------------------------------   ============
                Total Investments before options written
                (cost--$456,302,357) -- 212.2%                       458,000,936
                                                                    ============


                                 10.31.02 | Fixed Income SHares Annual Report 18

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2002

Contracts                                                                  Value
--------------------------------------------------------------------------------
 PUT OPTIONS WRITTEN (E) -- (0.0)%
                Swap Option 3 Month LIBOR Put,
                Strike rate @ 6.30%
                expires 1/2/04 (e)
 (3,000,000)    (premium received--$109,500) (f)                   $    (32,778)
                ------------------------------------------------   ------------

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
(cost--$456,192,857)                                  212.2%        457,968,158

LIABILITIES IN EXCESS OF OTHER ASSETS                (112.2)       (242,164,934)
                                                     ------      --------------
NET ASSETS                                            100.0%     $  215,803,224
                                                     ======      ==============

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Segregated as collateral for when-issued or delayed-delivery securities.

(b) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2002.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2002, these securities amounted to $13,343,715 or 6.2% of net assets.

(d)  Fair-valued security.

(e)  Non-incoming producing.

(f)  Illiquid Security.
--------------------------------------------------------------------------------
GLOSSARY:
---------

FRN   -- Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2002.

IO    -- Interest Only

LIBOR -- London Interbank Offered Rate

PO    -- Principal Only


19 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

                                                                                  SERIES C            SERIES M
ASSETS:
Investments, at value (cost--$273,904,558 and $456,302,357,
  respectively)                                                               $268,655,779       $ 458,000,936
--------------------------------------------------------------------------    ------------       -------------
Cash (including foreign currency on Series C of $305,498 with a cost of
$  302,357)                                                                        306,587              82,096
--------------------------------------------------------------------------    ------------       -------------
Interest receivable                                                              3,679,446             904,615
--------------------------------------------------------------------------    ------------       -------------
Receivable for investments sold                                                  2,743,386          43,624,825
--------------------------------------------------------------------------    ------------       -------------
Receivable for shares of beneficial interest sold                                  588,360             579,906
--------------------------------------------------------------------------    ------------       -------------
Net unrealized appreciation on swaps                                               125,043                  --
--------------------------------------------------------------------------    ------------       -------------
Receivable for premiums paid on swaps                                               36,111                  --
--------------------------------------------------------------------------    ------------       -------------
Receivable for forward foreign currency contracts                                    9,440                  --
--------------------------------------------------------------------------    ------------       -------------
  Total Assets                                                                 276,144,152         503,192,378
==========================================================================    ============       =============
LIABILITIES:
Payable for investments purchased                                               68,304,313         286,377,634
--------------------------------------------------------------------------    ------------       -------------
Dividends payable                                                                1,197,010             827,339
--------------------------------------------------------------------------    ------------       -------------
Options written, at value (premiums received--$519,365 and $109,500,
  respectively)                                                                    577,899              32,778
----------                                                                    ------------       -------------
Payable for shares of beneficial interest redeemed                                 105,882             151,403
--------------------------------------------------------------------------    ------------       -------------
Payable for premiums received on swaps                                              73,422                  --
--------------------------------------------------------------------------    ------------       -------------
Variation margin payable                                                             3,132                  --
--------------------------------------------------------------------------    ------------       -------------
Payable for forward foreign currency contracts                                       1,651                  --
--------------------------------------------------------------------------    ------------       -------------
  Total Liabilities                                                             70,263,309         287,389,154
==========================================================================    ============       =============
NET ASSETS                                                                    $205,880,843       $ 215,803,224
==========================================================================    ============       =============
NET ASSETS CONSIST OF:
Beneficial interest shares of $0.001 par value (unlimited number
  authorized)                                                                       19,589              18,370
--------------------------------------------------------------------------    ------------       -------------
Paid-in-capital in excess of par                                               209,833,691         204,386,692
--------------------------------------------------------------------------    ------------       -------------
Undistributed net investment income                                                278,962                  --
--------------------------------------------------------------------------    ------------       -------------
Accumulated net realized gain                                                    1,009,716           9,622,861
--------------------------------------------------------------------------    ------------       -------------
Net unrealized appreciation (depreciation) of investments, future contracts, options written, swaps and other assets and liabilities
  denominated in foreign currency                                               (5,261,115)          1,775,301
--------------------------------------------------------------------------    ------------       -------------
NET ASSETS                                                                    $205,880,843       $ 215,803,224
==========================================================================    ============       =============
Shares outstanding                                                              19,589,398          18,370,243
--------------------------------------------------------------------------    ------------       -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $      10.51       $       11.75
==========================================================================    ============       =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
                                 10.31.02 | Fixed Income SHares Annual Report 20

FIXED INCOME SHARES STATEMENTS OF OPERATIONS
Year ended October 31, 2002

                                                                           SERIES C          SERIES M
INVESTMENT INCOME:
Interest                                                               $  8,138,016       $ 5,650,490
-------------------------------------------------------------------    ------------       -----------
Expenses                                                                         --                --
-------------------------------------------------------------------    ------------       -----------
Net Investment Income                                                     8,138,016         5,650,490
-------------------------------------------------------------------    ------------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                                 599,033         9,643,856
-------------------------------------------------------------------    ------------       -----------
Futures contracts                                                           367,622                --
-------------------------------------------------------------------    ------------       -----------
Options written & swaps                                                     185,254           (20,977)
-------------------------------------------------------------------    ------------       -----------
Foreign currency transactions                                                52,424                --
-------------------------------------------------------------------    ------------       -----------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
transactions                                                             (7,005,468)          587,121
-------------------------------------------------------------------    ------------       -----------
Net realized and unrealized gain (loss)                                  (5,801,135)       10,210,000
-------------------------------------------------------------------    ------------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
OPERATIONS                                                             $  2,336,881       $15,860,490
===================================================================    ============       ===========


21 Fixed Income SHares Annual Report | 10.31.02 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SERIES C
                                                                              Year ended        Year ended
                                                                             October 31,       October 31,
                                                                                    2002              2001
INVESTMENT OPERATIONS:
Net investment income                                                      $   8,138,016      $  1,338,767
-----------------------------------------------------------------------    -------------      ------------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                      1,204,333         1,373,172
-----------------------------------------------------------------------    -------------      ------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                                (7,005,468)        1,742,169
-----------------------------------------------------------------------    -------------      ------------
Net increase in net assets resulting from investment operations                2,336,881         4,454,108
=======================================================================    =============      ============

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                         (8,155,965)       (1,338,767)
-----------------------------------------------------------------------    -------------      ------------
Net realized gains                                                            (1,276,599)          (80,893)
-----------------------------------------------------------------------    -------------      ------------
Total dividends and distributions to shareholders                             (9,432,564)       (1,419,660)
=======================================================================    =============      ============

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                         180,138,755        46,305,998
-----------------------------------------------------------------------    -------------      ------------
Cost of shares redeemed                                                      (18,702,832)       (8,196,037)
-----------------------------------------------------------------------    -------------      ------------
Net increase in net assets from share transactions                           161,435,923        38,109,961
-----------------------------------------------------------------------    -------------      ------------
TOTAL INCREASE IN NET ASSETS                                                 154,340,240        41,144,409
=======================================================================    =============      ============

NET ASSETS:
Beginning of year                                                             51,540,603        10,396,194
-----------------------------------------------------------------------    -------------      ------------
End of year (including undistributed net investment income of $278,962
  and $35,481, respectively)                                               $ 205,880,843      $ 51,540,603
=======================================================================    =============      ============

SHARES ISSUED AND REDEEMED:
Issued                                                                        16,798,178         4,255,790
-----------------------------------------------------------------------    -------------      ------------
Redeemed                                                                      (1,750,993)         (740,786)
-----------------------------------------------------------------------    -------------      ------------
NET INCREASE                                                                  15,047,185         3,515,004
=======================================================================    =============      ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
                                 10.31.02 | Fixed Income SHares Annual Report 22

FIXED INCOME SHARES STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SERIES M
                                                                         Year ended        Year Ended
                                                                        October 31,       October 31,
                                                                               2002              2001
INVESTMENT OPERATIONS:
Net investment income                                                 $   5,650,490      $  1,154,902
------------------------------------------------------------------    -------------      ------------
Net realized gain on investments and options written                      9,622,879         2,266,685
------------------------------------------------------------------    -------------      ------------
Net change in unrealized appreciation/depreciation of investments
  and options written                                                       587,121         1,079,962
------------------------------------------------------------------    -------------      ------------
Net increase in net assets resulting from investment operations          15,860,490         4,501,549
==================================================================    =============      ============

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (5,650,490)       (1,155,375)
------------------------------------------------------------------    -------------      ------------
Net realized gains                                                       (2,266,109)         (181,413)
------------------------------------------------------------------    -------------      ------------
Total dividends and distributions to shareholders                        (7,916,599)       (1,336,788)
==================================================================    =============      ============

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                    179,970,399        45,995,810
------------------------------------------------------------------    -------------      ------------
Cost of shares redeemed                                                 (23,685,457)       (8,183,086)
------------------------------------------------------------------    -------------      ------------
Net increase in net assets from share transactions                      156,284,942        37,812,724
------------------------------------------------------------------    -------------      ------------
Total increase in net assets                                            164,228,833        40,977,485
==================================================================    =============      ============

NET ASSETS:
Beginning of year                                                        51,574,391        10,596,906
------------------------------------------------------------------    -------------      ------------
End of year                                                           $ 215,803,224      $ 51,574,391
==================================================================    =============      ============

SHARES ISSUED AND REDEEMED:
Issued                                                                   15,986,615         4,187,308
------------------------------------------------------------------    -------------      ------------
Redeemed                                                                 (2,088,295)         (729,094)
------------------------------------------------------------------    -------------      ------------
NET INCREASE                                                             13,898,320         3,458,214
==================================================================    =============      ============


23 Fixed Income SHares Annual Report | 10.31.02 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                                        For the Period
                                                            Year ended    Year ended   March 17, 2000*
                                                           October 31,   October 31,           through
SERIES C:                                                         2002          2001  October 31, 2000
---------                                                  -----------   -----------  ----------------
Net asset value, beginning of period                         $11.35        $10.12          $10.00
--------------------------------------------------------   --------       -------         -------
INVESTMENT OPERATIONS:
Net investment income                                          0.73          0.75            0.45
--------------------------------------------------------   --------       -------         -------
Net realized and unrealized gain (loss) on investments,
futures contracts, options written, swaps and foreign
currency transactions                                         (0.62)         1.31            0.12
--------------------------------------------------------   --------       -------         -------
Total from investment operations                               0.11          2.06            0.57
--------------------------------------------------------   --------       -------         -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                         (0.72)        (0.75)          (0.45)
--------------------------------------------------------   --------       -------         -------
Net realized gains                                            (0.23)        (0.08)             --
--------------------------------------------------------   --------       -------         -------
Total dividends and distributions to shareholders             (0.95)        (0.83)          (0.45)
--------------------------------------------------------   --------       -------         -------
Net asset value, end of period                               $10.51        $11.35          $10.12
--------------------------------------------------------   --------       -------         -------
TOTAL INVESTMENT RETURN (1)                                    1.06%        21.09%           5.79%
--------------------------------------------------------   --------       -------         -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                          $205,881       $51,541         $10,396
--------------------------------------------------------   --------       -------         -------
Ratio of expenses to average net assets                        0.00%         0.00%           0.00%(2)
--------------------------------------------------------   --------       -------         -------
Ratio of net investment income to average net assets           6.78%         6.53%           7.04%(2)
--------------------------------------------------------   --------       -------         -------
Portfolio Turnover                                              332%          605%            547%
--------------------------------------------------------   --------       -------         -------

For a share outstanding throughout each period:

                                                                                         For the Period
                                                             Year ended    Year ended   March 17, 2000*
                                                            October 31,   October 31,           through
SERIES M:                                                          2002          2001  October 31, 2000
---------                                                   -----------   -----------  ----------------
Net asset value, beginning of period                          $11.53        $10.45          $10.00
---------------------------------------------------------   --------       -------         -------
INVESTMENT OPERATIONS:
Net investment income                                           0.52          0.69            0.45
---------------------------------------------------------   --------       -------         -------
Net realized and unrealized gain on investments, futures
contracts and option written                                    0.62          1.26            0.45
---------------------------------------------------------   --------       -------         -------
Total income from investment operations                         1.14          1.95            0.90
---------------------------------------------------------   --------       -------         -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                          (0.52)        (0.69)          (0.45)
---------------------------------------------------------   --------       -------         -------
Net realized gains                                             (0.40)        (0.18)             --
---------------------------------------------------------   --------       -------         -------
Total dividends and distributions to shareholders              (0.92)        (0.87)          (0.45)
---------------------------------------------------------   --------       -------         -------
Net asset value, end of period                                $11.75        $11.53          $10.45
---------------------------------------------------------   --------       -------         -------
TOTAL INVESTMENT RETURN (1)                                    10.65%        19.49%           9.16%
---------------------------------------------------------   --------       -------         -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                           $215,803       $51,574         $10,597
---------------------------------------------------------   --------       -------         -------
Ratio of expenses to average net assets                         0.00%         0.00%           0.00%(2)
---------------------------------------------------------   --------       -------         -------
Ratio of net investment income to average net assets            4.54%         5.65%           7.00%(2)
---------------------------------------------------------   --------       -------         -------
Portfolio Turnover                                               722%          870%            930%
---------------------------------------------------------   --------       -------         -------

*    Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)  Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
                                 10.31.02 | Fixed Income SHares Annual Report 24

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements:

(A) SECURITY VALUATION

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

(C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.


25 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(C) FEDERAL INCOME TAXES (CONCLUDED)

Series C:
---------

The tax character of dividends and distributions paid for the fiscal year ended October 31, 2002 were:

          Ordinary income                               $9,428,389
          Long-term capital gains                       $    4,175

At October 31, 2002, tax basis distributable earnings were:

          Undistributed ordinary income                 $1,238,875
          Undistributed long-term capital gains         $   37,625

Series M:
---------

The tax character of dividend and distributions paid for the fiscal year ended October 31, 2002 were:

        Ordinary income                                 $7,909,825
        Long-term capital gains                         $    6,774

At October 31, 2002, tax basis distributable earnings were:

         Undistributed ordinary income                  $9,365,659
         Undistributed long-term capital gains          $  257,205

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(E) FOREIGN CURRENCY TRANSLATION -- SERIES C

The books and records of Series C are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.


                                 10.31.02 | Fixed Income SHares Annual Report 26

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Futures contracts outstanding at October 31, 2002 were as follows:

SERIES C:
---------

                                                        # of     Expiration      Unrealized
Type                                               Contracts           Date    Depreciation
----                                               -----------   ----------    -------------
Long: Financial Future Euro-Bund 10 Year EUX              60       12/31/02     $  14,526
Short: U.S. Treasury 5 Year Note                         (45)      12/31/02       (88,551)
       U.S. Treasury 30 Year Bond                         (7)      12/31/02       (15,750)
                                                                                ---------
                                                                                $ (89,775)
                                                                                =========

SERIES M: There were no futures contracts outstanding at October 31, 2002.
---------

(G) OPTION TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.


27 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(G) OPTION TRANSACTIONS (CONCLUDED)

Transactions in options written for the year ended October 31, 2002 were:

SERIES C:
---------
                                                           Contracts        Premiums
                                                           ---------        --------
Options outstanding at October 31, 2001                     3,000,132      $  220,919
Options written                                             6,201,224         713,848
Options expired                                            (3,000,587)       (274,218)
Options terminated in closing purchase transactions              (347)       (141,184)
                                                           ----------      ----------
Options outstanding at October 31, 2002                     6,200,422      $  519,365
                                                           ==========      ==========
SERIES M:
---------
Options outstanding at October 31, 2001                     3,000,000      $  109,500
Options written                                                    --              --
                                                           ----------      ----------
Options outstanding at October 31, 2002                     3,000,000      $  109,500
                                                           ==========      ==========

(H) FORWARD FOREIGN CURRENCY CONTRACTS -- SERIES C

Series C enters into forward foreign currency contracts for the purpose of hedging against foreign exchange risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Transactions in forward foreign currency contracts outstanding at October 31, 2002 were:

                                                                          Unrealized
                               U.S.$ Value on          U.S.$ Value      Appreciation
Purchased:                   Origination Date     October 31, 2002    (Depreciation)
------------------------------------------------------------------------------------
Euro, settling 11/8/02          $930,020             $939,460           $  9,440
                                                                        --------
Sold:
-----
Euro, settling 11/8/02          $139,911             $141,562           $ (1,651)
                                                                        --------

(I) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.

(J) DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into


                                 10.31.02 | Fixed Income SHares Annual Report 28

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(J) DELAYED-DELIVERY TRANSACTIONS (CONCLUDED)

account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(L) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(M) SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. Swaps are valued daily at current market value and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

SERIES C: Interest rate swap agreements outstanding at October 31, 2002 were:
--------

                                                                     Rate Type
                                                        -----------------------------------
                             Notional                             Payment           Payment        Unrealized
                               Amount     Termination             made by       received by      Appreciation
Swap Counterparty               (000)            Date       the Portfolio     the Portfolio    (Depreciation)
---------------------   -------------   -------------   -----------------   ---------------   ---------------
Goldman Sachs & Co.     EURO 13,500         3/15/16     6 Month LIBOR               6.50%       $  306,582
Goldman Sachs & Co      GBP   8,000         3/15/16             5.50%       6 Month LIBOR         (111,017)
Morgan Stanley Dean
  Witter & Co.          US$   1,000        12/18/12             6.00%       3 Month LIBOR          (70,522)
                                                                                                ----------
                                                                                                $  125,043
                                                                                                ==========

----------------
EURO  -- Eurodollars
GBP   -- Great British Pounds
LIBOR -- London Interbank Offered Rate

SERIES M: There were no interest rate swap agreements outstanding at --------- October 31, 2002.


29 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(N) STRIPPED MORTGAGE-BACKED SECURITIES (SMBS)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(2) INVESTMENT TRANSACTIONS

(A) COST OF INVESTMENTS

At October 31, 2002, the cost of investments for federal income tax purposes was $273,777,747 and $456,302,357 for Series C and Series M, respectively. Accordingly, the composition of net unrealized appreciation (depreciation) was:

                                                                     Net
                                                              Unrealized
                             Gross               Gross      Appreciation
                      Appreciation        Depreciation    (Depreciation)
                    ----------------------------------------------------
Series C:             $4,916,809     $(10,292,399)        $ (5,375,590)
Series M:             $4,001,276     $ (2,302,697)        $  1,698,579

At October 31, 2002 Series C had tax net unrealized appreciation on derivatives and foreign currency of $138,989.

(B) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term investments) for the year ended October 31, 2002, were:

                     U.S. Government Agency                      All Other
              -------------------------------------   --------------------------------
                      Purchases               Sales         Purchases            Sales
              -----------------   -----------------   ---------------   --------------
Series C:      $  408,980,103      $  361,520,641      $224,425,871      $81,108,656
Series M:      $1,984,979,146      $1,756,192,921      $109,861,180      $23,448,194

(3) INVESTMENT ADVISER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR

(A) INVESTMENT ADVISER/SUB-ADVISER

PIMCO Advisors Fund Management LLC (the "Investment Adviser"), formerly, PIMCO Funds Advisors LLC, serves as the investment adviser to the Portfolios pursuant to an Investment Advisory agreement between the Investment Adviser and the Trust. Pursuant to a Portfolio Management Agreement, the Investment Adviser employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Investment Adviser, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Adviser receives no investment advisory or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolios or PIMCO. Typically, participants in these programs pay a "wrap fee" to their investment adviser. Although the Portfolios do not compensate the Adviser or Sub-Adviser directly for their services under the Advisory Agreement or Portfolio Management Agreement, respectively, the Adviser and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.


                                 10.31.02 | Fixed Income SHares Annual Report 30

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2002

(3) INVESTMENT ADVISER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR (CONCLUDED)
(B) ADMINISTRATOR

The Investment Adviser also serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The Administrator's responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Adviser has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(C) DISTRIBUTOR

PIMCO Advisors Distributors LLC, ("the Distributor"), an affiliate of the Investment Adviser, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolios pays the Distributor.


31 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Fixed Income SHares

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fixed Income SHares: Series C and Fixed Income SHares: Series M (each a portfolio of Fixed Income SHares, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, MO
December 20, 2002


                                 10.31.02 | Fixed Income SHares Annual Report 32

FIXED INCOME SHARES TAX INFORMATION: (UNAUDITED)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Trust to advise shareholders within 60 days of the Trust's fiscal year-end (October 31, 2002) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, during the tax year ended October 31, 2002, per share distributions were:

                                      Ordinary        Long-Term
                                        Income    Capital Gains
                                 -------------   --------------
        SERIES C                   $ 0.95025       $ 0.00074
        SERIES M                   $ 0.91549       $ 0.00120

Since the Trust's tax year is not the calendar year, another notification will be sent with respect to calendar year 2002. In January 2003, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of dividends and distributions received during calendar year 2002. The amount that will be reported, will be the amount to be used on your 2002 federal income tax return and may differ from the amount which must be reported in connection with the Trust's tax year ended October 31, 2002.


33 Fixed Income SHares Annual Report | 10.31.02

FIXED INCOME SHARES BOARD OF TRUSTEES

BOARD OF TRUSTEES

Name, Age and
Address                                        Principal Occupation(s) During Past 5 Years
---------------------------------------------- ----------------------------------------------------------------------------
PAUL BELICA,                                   Trustee, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity
TRUSTEE                                        Fund, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II,
1345 Avenue of the Americas                    PIMCO Municipal Income Fund III, PIMCO California Municipal Income
New York, NY 10105                             Fund, PIMCO California Municipal Income Fund II, PIMCO California
Age: 80                                        Municipal Income Fund III, PIMCO New York Municipal Income Fund,
Trustee since: 2000                            PIMCO New York Municipal Income Fund II, and PIMCO New York
Director/Trustee of 13 funds in Fund Complex   Municipal Income Fund III; Manager, Stratigos Fund, L.L.C., Whistler Fund,
Director/Trustee of 2 funds outside of         L.L.C., Xanthus Fund, L.L.C. and Wynstone Fund, L.L.C.; Director, Student
Fund Complex                                   Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc. and Surety
                                               Loan Funding, Inc. Formerly, Advisor, Salomon Smith Barney Inc.; Director,
                                               Central European Value Fund, Inc., Deck House, Inc., and the Czech Republic
                                               Fund, Inc.

ROBERT E. CONNOR,                              Trustee, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity
TRUSTEE                                        Fund, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II,
1345 Avenue of the Americas                    PIMCO Municipal Income Fund III, PIMCO California Municipal Income
New York, NY 10105                             Fund, PIMCO California Municipal Income Fund II, PIMCO California
Age: 68                                        Municipal Income Fund III, PIMCO New York Municipal Income Fund,
Trustee since: 2000                            PIMCO New York Municipal Income Fund II, PIMCO New York Municipal
Director/Trustee of 14 funds in Fund Complex   Income Fund III; Director, Municipal Advantage Fund; Corporate Affairs
Director/Trustee of no funds outside of Fund   Consultant. Formerly, Senior Vice President, Corporate Office, Salomon
Complex                                        Smith Barney Inc.


                                 10.31.02 | Fixed Income SHares Annual Report 34
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37 Fixed Income SHares Annual Report | 10.31.02

TRUSTEES AND PRINCIPAL OFFICERS
Stephen J. Treadway, Chairman
Paul Belica, Trustee
Robert E. Connor, Trustee
Brian S. Shlissel, President & Chief Executive Officer
Newton B. Schott, Jr., Secretary
Lawrence G. Altadonna, Treasurer

INVESTMENT ADVISER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

ADMINISTRATOR
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
PIMCO Advisors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN & ACCOUNTING AGENT
State Street Corp.
801 Pennsylvania Avenue
Kansas City, MO 64105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
National Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

              P I M C O
               ADVISORS

                                                                         #525510